TAXES ON INCOME	12 Months Ended
Dec. 31, 2010
TAXES ON INCOME
NOTE 21 – TAXES ON INCOME

Itaú Unibanco and each of its subsidiaries file separate corporate income tax returns for each fiscal year. Income taxes in Brazil comprise federal income tax and social contribution on net income, which is an additional federal tax. The tax rates applicable to financial institutions in each year were as follows :

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Federal income tax	25	25	25
Social contribution on net income (*)	15	15	15
Composite rate	40	40	40
(*) The Provisional Measure No. 413, of January 3, 2008, and Law No. 11,727, of June 23, 2008, increased the rate for social contribution on net income from 9% to 15% for financial and financial-equivalent companies effective as from May 1, 2008.

The amounts recorded as income tax expense in the consolidated financial statements are reconciled to the statutory rates as follows :

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Income before taxes	16,828	23,461	3,544
Equity in earnings of unconsolidated companies, net	(308)	9	(474)
Calculation basis	16,520	23,470	3,070
Tax expense at statutory rates	(6,608)	(9,388)	(1,228)
Nontaxable (deductible) exchange gains (losses) on foreign subsidiaries	(180)	(1,356)	775
Nondeductible expenses	(120)	(86)	(112)
Nontaxable dividends on companies recorded at cost	122	101	67
Net tax benefit on interest on shareholders’ equity	1,496	1,474	660
Nondeductible stock-based compensation (non deductible) / taxable	(79)	(247)	72
Nontaxable interest on foreign government debt securities	148	295	381
Constitution of valuation allowance	-	-	131
Effect of increase in social contribution rate – deferred tax	-	-	336
Other differences	284	358	252
Income tax income (expense)	(4,937)	(8,849)	1,334

The major components of the deferred tax accounts in the consolidated balance sheet are as follows:

	12/31/2010	12/31/2009
Deferred tax assets	25,758	26,162
Provisions not currently deductible :
Allowance for loan and lease losses	10,844	10,086
Taxes and Social Security	1,319	1,875
Other provisions	2,388	2,249
Tax loss carryforwards	3,320	3,284
Deferred tax asset for excess tax-deductible goodwill	5,112	6,269
Other temporary differences	2,775	2,399

Deferred tax liabilities	19,362	19,070
Temporary differences related to leases	8,296	7,568
Pension plan prepaid assets	1,064	1,097
Gain on Redecard transaction	1,812	1,812
Other temporary differences that include intangibles obtained in business combinations	8,190	8,593
Deferred tax liabilities/assets, included in Other liabilities/assets	6,396	7,092

The table below presents changes in our unrecognized tax benefits in accordance with ASC 740-10-25, from January 1 to December 31, 2010, 2009 and 2008, respectively:

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
At the beginning of the year	2,314	2,281	2,098
Balance of Unibanco’s acquisition	-	1,248	-
Gross amount of increases for prior years’ tax positions	570	618	192
Amounts of decreases related to settlements (*)	(175)	(1,833)	(9)
At the end of the year	2,709	2,314	2,281
(*) As described in Note 30b, in 2009 and 2010 Itaú Unibanco Holding entered in the REFIS program.

Total amount of unrecognized tax benefits at December 31, 2010 would affect the effective tax rate if recognized in 2011.

The following table presents the change in interest and penalties included in unrecognized tax benefits:

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
At the beginning of the year	843	1,086	976
Balance of Unibanco’s acquisition	-	562	-
Total interest and penalties recognized during the year	98	200	119
Total interest and penalties reverted by payments	(38)	(564)	(9)
Total interest and penalties reverted by REFIS (*)	(33)	(441)	-
At the end of the year	870	843	1,086
(*) As described in Note 30b, in 2009 and 2010 Itaú Unibanco Holding entered in the REFIS program.

We do not expect significant changes in the gross balance of unrecognized tax benefits within the next 12 months.

The earliest fiscal year subject to examination by Brazilian tax authorities is 2005.